Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials and parts	$ 212,526	$ 160,093
Work in process	39,494	51,941
Finished goods	302,590	305,461
Gross inventories	554,610	517,495
Inventory reserve	(75,587)	(74,318)	$ (68,352)	$ (77,888)
Inventories	$ 479,023	$ 443,177